Consolidated VIE Included in Accompanying Consolidated Financial Statements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 10,141	¥ 69,723	¥ 70,627